Supplement to the
Fidelity® Global Strategies Fund
July 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.47%
Total annual operating expensesB	0.97%
Fee waiver and/or expense reimbursementA	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursementB	0.86%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through July 31, 2014.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

DYS-14-03  May 23, 2014
1.883715.108

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 88
3 years	$ 294
5 years	$ 519
10 years	$ 1,167

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (lead portfolio manager) has managed the fund since May 2014.

Ruben Calderon (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Andrew Dierdorf and Jurrien Timmer found in the "Fund Management" section on page 29.

Christopher Sharpe is lead portfolio manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Ruben Calderon is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

Supplement to the
Fidelity Advisor® Global Strategies Fund
Class A, Class T, Class B, and Class C
July 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.47%	0.47%	0.47%	0.47%
Total annual operating expensesB	1.22%	1.47%	1.97%	1.97%
Fee waiver and/or expense reimbursementA	0.11%	0.11%	0.11%	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursementB	1.11%	1.36%	1.86%	1.86%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through July 31, 2014.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

ADYS-14-02  May 23, 2014
1.883716.111

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 689	$ 189	$ 289	$ 189
3 years	$ 926	$ 926	$ 784	$ 784	$ 904	$ 604	$ 604	$ 604
5 years	$ 1,191	$ 1,191	$ 1,108	$ 1,108	$ 1,246	$ 1,046	$ 1,046	$ 1,046
10 years	$ 1,947	$ 1,947	$ 2,025	$ 2,025	$ 1,990	$ 1,990	$ 2,276	$ 2,276

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (lead portfolio manager) has managed the fund since May 2014.

Ruben Calderon (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Andrew Dierdorf and Jurrien Timmer found in the "Fund Management" section on page 30.

Christopher Sharpe is lead portfolio manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Ruben Calderon is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

Supplement to the
Fidelity Advisor® Global Strategies Fund
Institutional Class
July 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.47%
Total annual operating expensesB	0.97%
Fee waiver and/or expense reimbursementA	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursementB	0.86%

A The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through July 31, 2014.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

ADYSI-14-02  May 23, 2014
1.883717.109

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 88
3 years	$ 294
5 years	$ 519
10 years	$ 1,167

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (lead portfolio manager) has managed the fund since May 2014.

Ruben Calderon (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Andrew Dierdorf and Jurrien Timmer found in the "Fund Management" section on page 28.

Christopher Sharpe is lead portfolio manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Ruben Calderon is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.